Quarterly Report
September 30, 2022
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust
VMG-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Aerospace & Defense – 1.2%
Howmet Aerospace, Inc.	119,240	$3,688,093
Automotive – 2.4%
Copart, Inc. (a)	36,764	$3,911,689
LKQ Corp.	69,073	3,256,792
		$7,168,481
Brokerage & Asset Managers – 2.4%
NASDAQ, Inc.	108,488	$6,149,100
Tradeweb Markets, Inc.	18,062	1,019,058
		$7,168,158
Business Services – 12.5%
Clarivate PLC (a)	173,761	$1,631,616
CoStar Group, Inc. (a)	72,341	5,038,551
Endava PLC, ADR (a)	13,706	1,105,115
Equifax, Inc.	23,803	4,080,548
Factset Research Systems, Inc.	2,210	884,243
Morningstar, Inc.	8,143	1,728,922
MSCI, Inc.	19,350	8,161,636
Thoughtworks Holding, Inc. (a)	91,626	961,157
TransUnion	45,956	2,733,922
Tyler Technologies, Inc. (a)	11,902	4,135,945
Verisk Analytics, Inc., “A”	40,924	6,978,770
		$37,440,425
Computer Software – 12.4%
Autodesk, Inc. (a)	13,180	$2,462,024
Black Knight, Inc. (a)	67,862	4,392,707
Bumble, Inc., “A” (a)	37,296	801,491
Cadence Design Systems, Inc. (a)	64,977	10,619,191
CCC Intelligent Holdings, Inc. (a)	78,806	717,135
CCC Intelligent Holdings, Inc. (PIPE) (a)	13,884	126,344
Dun & Bradstreet Holdings, Inc.	183,553	2,274,222
NICE Systems Ltd., ADR (a)	25,875	4,870,710
Paylocity Holding Corp. (a)	21,008	5,075,113
Synopsys, Inc. (a)	17,383	5,310,680
Topicus.com, Inc. (a)	5,613	269,892
		$36,919,509
Computer Software - Systems – 2.3%
Constellation Software, Inc.	2,925	$4,070,014
ServiceNow, Inc. (a)	7,800	2,945,358
		$7,015,372
Construction – 3.6%
AZEK Co., Inc. (a)	76,948	$1,278,876
Pool Corp.	12,072	3,841,431
Vulcan Materials Co.	36,435	5,746,164
		$10,866,471
Consumer Products – 0.9%
Church & Dwight Co., Inc.	37,686	$2,692,288
Consumer Services – 1.1%
Bright Horizons Family Solutions, Inc. (a)	56,212	$3,240,622

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.6%
Ball Corp.	38,249	$1,848,192
Electrical Equipment – 3.0%
AMETEK, Inc.	60,232	$6,830,911
Littlefuse, Inc.	11,378	2,260,695
		$9,091,606
Electronics – 4.9%
ASM International N.V.	8,907	$1,992,853
Entegris, Inc.	50,468	4,189,853
Monolithic Power Systems, Inc.	23,619	8,583,145
		$14,765,851
Energy - Independent – 2.4%
Chesapeake Energy Corp.	24,428	$2,301,362
Continental Resources, Inc.	12,556	838,866
Diamondback Energy, Inc.	17,753	2,138,527
Hess Corp.	16,063	1,750,706
		$7,029,461
Energy - Renewables – 0.6%
Enphase Energy, Inc. (a)	5,932	$1,645,952
Gaming & Lodging – 1.8%
Hyatt Hotels Corp. (a)	38,193	$3,092,105
Red Rock Resorts, Inc.	64,944	2,224,982
		$5,317,087
General Merchandise – 0.7%
Five Below, Inc. (a)	15,825	$2,178,628
Insurance – 2.9%
Arthur J. Gallagher & Co.	50,965	$8,726,227
Internet – 2.7%
Gartner, Inc. (a)	16,731	$4,629,300
IAC, Inc. (a)	12,258	678,848
Match Group, Inc. (a)	54,721	2,612,928
		$7,921,076
Leisure & Toys – 1.7%
Electronic Arts, Inc.	11,319	$1,309,721
Take-Two Interactive Software, Inc. (a)	33,765	3,680,385
		$4,990,106
Machinery & Tools – 2.0%
IDEX Corp.	25,171	$5,030,424
Wabtec Corp.	10,730	872,886
		$5,903,310
Medical & Health Technology & Services – 4.1%
Charles River Laboratories International, Inc. (a)	6,048	$1,190,247
Guardant Health, Inc. (a)	14,340	771,922
Henry Schein, Inc. (a)	39,077	2,570,094
ICON PLC (a)	27,528	5,059,096
IDEXX Laboratories, Inc. (a)	6,011	1,958,384
Veeva Systems, Inc. (a)	4,683	772,133
		$12,321,876

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 12.5%
Agilent Technologies, Inc.	41,996	$5,104,614
Align Technology, Inc. (a)	6,136	1,270,827
Bio-Techne Corp.	5,175	1,469,700
Bruker BioSciences Corp.	53,317	2,829,000
Envista Holdings Corp. (a)	130,454	4,280,196
Maravai Lifesciences Holdings, Inc., “A” (a)	79,854	2,038,673
Mettler-Toledo International, Inc. (a)	1,999	2,167,156
PerkinElmer, Inc.	57,284	6,892,984
Repligen Corp. (a)	3,795	710,082
STERIS PLC	37,579	6,248,636
Waters Corp. (a)	9,793	2,639,507
West Pharmaceutical Services, Inc.	6,968	1,714,685
		$37,366,060
Other Banks & Diversified Financials – 0.2%
S&P Global, Inc.	1,652	$504,438
Pharmaceuticals – 1.5%
Alnylam Pharmaceuticals, Inc. (a)	10,153	$2,032,224
Ascendis Pharma, ADR (a)	24,061	2,484,539
		$4,516,763
Pollution Control – 1.8%
Waste Connections, Inc.	39,584	$5,348,986
Printing & Publishing – 2.2%
Warner Music Group Corp.	50,038	$1,161,382
Wolters Kluwer N.V.	55,163	5,370,729
		$6,532,111
Railroad & Shipping – 0.2%
Canadian Pacific Railway Ltd.	7,171	$478,449
Real Estate – 1.9%
Extra Space Storage, Inc., REIT	33,329	$5,756,252
Restaurants – 2.5%
Chipotle Mexican Grill, Inc., “A” (a)	3,187	$4,789,296
Domino's Pizza, Inc.	8,331	2,584,276
		$7,373,572
Specialty Stores – 6.2%
Burlington Stores, Inc. (a)	8,309	$929,694
Lululemon Athletica, Inc. (a)	12,523	3,500,930
O'Reilly Automotive, Inc. (a)	8,631	6,070,614
Tractor Supply Co.	16,945	3,149,736
Ulta Beauty, Inc. (a)	12,367	4,961,517
		$18,612,491
Telecommunications - Wireless – 1.4%
SBA Communications Corp., REIT	14,831	$4,221,644
Total Common Stocks		$288,649,557

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 2.64% (v)	7,273,284	$7,274,011

Other Assets, Less Liabilities – 1.0%		3,082,646
Net Assets – 100.0%		$299,006,214
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,274,011 and $288,649,557, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$262,531,926	$126,344	$—	$262,658,270
Canada	10,167,341	—	—	10,167,341
Netherlands	—	7,363,582	—	7,363,582
Israel	4,870,710	—	—	4,870,710
Denmark	2,484,539	—	—	2,484,539
United Kingdom	1,105,115	—	—	1,105,115
Mutual Funds	7,274,011	—	—	7,274,011
Total	$288,433,642	$7,489,926	$—	$295,923,568
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,353,682	$42,387,608	$40,467,851	$(442)	$1,014	$7,274,011
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$65,798	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.